Note 1 - Company Overview (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2020	May 29, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Cash, Ending Balance	$ 47,293	$ 68,900	$ 6,220	$ 12,576
Common stock, shares issued (in shares)	50,160,042	50,160,042	3,095,650		2,758,689
Warrants previously issued and outstanding (in shares)	47,011,622		12,700,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 5.20
Warrants to purchase shares of common stock			27,200,000
Common stock, shares outstanding (in shares)	50,160,042	50,160,042	2,897,568		2,598,035
Warrants with Exercise Price of 11.50 Issued under Recapitalization Transaction [Member]
Warrants previously issued and outstanding (in shares)		34,289,999
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 11.50
Warrants with Exercise Price of 44.82 Issued under Recapitalization Transaction [Member]
Warrants previously issued and outstanding (in shares)		12,721,623
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 44.82
Warrants to purchase shares of common stock		3,210,213
Gold and Silver | Revenue from Contract with Customer Benchmark [Member] | Product concentration
Concentration percentage	100.00%